SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION
20.	SEGMENT INFORMATION
The Company’s principal operating activities are engaged in the hospitality business and provision of services pursuant to a casino contract in Macau. The Company monitors its operations and evaluates its earnings by reviewing the assets and operations of Studio City as one
operating segment. Accordingly, the Company does not present separate segment information. As of December 31, 2023 and 2022, the Company operated in one geographical area, Macau, where it derives its revenues and its long-lived assets are located.